Annual Total Returns (Vanguard Russell 2000 Value Index Fund - ETF Shares ETF) (Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Value Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Annual Total Return
2013	34.26%
2012	17.81%
2011	(5.62%)